Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31, 2025	December 31, 2024
Office equipment, fixtures and furniture	$8,806	$8,799
Mining equipment	63,672	63,672
Motor vehicle	208	170
Less: Accumulated depreciation	(37,507)	(28,795)
Less: Impairment	(33,589)	(26,703)
Total	$1,590	$17,143